EARNINGS PER SHARE (Tables)	6 Months Ended
Jun. 30, 2026
Earnings per share [abstract]
Schedule of earnings per share

	For the three months ended June 30				For the six months ended June 30
	2026		2025		2026		2025
	Basic	Diluted	Basic	Diluted	Basic	Diluted	Basic	Diluted
Net income	$1,892	$1,892	$1,256	$1,256	$4,373	$4,373	$2,037	$2,037
Net income attributable to non-controlling interests	(675)	(675)	(445)	(445)	(1,554)	(1,554)	(752)	(752)
Net income attributable to equity holders of Barrick Mining Corporation	$1,217	$1,217	$811	$811	$2,819	$2,819	$1,285	$1,285
Weighted average shares outstanding	1,666	1,666	1,716	1,716	1,671	1,671	1,721	1,721
Basic and diluted earnings per share attributable to the equity holders of Barrick Mining Corporation	$0.73	$0.73	$0.47	$0.47	$1.69	$1.69	$0.75	$0.75